Inventory, Net (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Inventory, Net.
Schedule of inventory, net (all finished goods)

($ in thousands)	December 31, 2022	June 30, 2022
Inventory	$186,895	$255,236
Less: Reserves	(11,573)	(5,797)
Inventory, Net	$175,322	$249,439

($ in thousands)	June 30, 2022	June 30, 2021
Inventory	$255,236	$145,740
Less: Reserves	(5,797)	(4,079)
Inventory, Net	$249,439	$141,661